Stock Options (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted		1 year 4 months 24 days
Options exercised during period					5,000
Options exercised during period, exercise price
Proceeds from exercise of options					$ 5,000
Stock-based compensation, options vested		$ 200,315	$ 149,556	286,248	$ 233,310
Unamortized cost of outstanding stock-based awards		$ 1,045,044		$ 345,000
Weighted average remaining vesting period		2 years		2 years
Options outstanding, intrinsic value		$ 1,000,000	$ 0	$ 0
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period				137,500	112,500
Expiration period of options granted				10 years	10 years
Expected volatility rate of options granted				76.26%	81.84%
Expected discount rate of options granted				2.19%	1.62%
Expected dividend yield of options granted				0.00%	0.00%
Expected life of options granted				5 years	5 years
Grant-date fair value of options granted				$ 233,000	$ 300,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period				140,000	22,500
Expected volatility rate of options granted					76.26%
Expected discount rate of options granted				2.17%	2.17%
Expected dividend yield of options granted				0.00%	0.00%
Expected life of options granted				5 years	5 years
Grant-date fair value of options granted				$ 131,000	$ 88,000
Expected volatility rate of options granted, minimum				76.26%
Expected volatility rate of options granted, maximum				107.51%
Options exercised during period	5,000
Options exercised during period, exercise price	$ 1.00
Proceeds from exercise of options	$ 5,000
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				0 months	0 months
Minimum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted				3 years	5 years
Vesting period of shares granted				0 months	0 months
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of shares granted				36 months	36 months
Maximum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted				10 years	10 years
Vesting period of shares granted				36 months	36 months